Note 5 Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Basic and diluted earnings per share [Line Items]
Profit (loss), attributable to owners of parent		€ 8,019	€ 6,358	[1]	€ 4,653
Adjustment additional Tier 1 securities	[3]	(345)	(313)		(359)
Profit adjusted		7,675	6,045		4,293
Of which profit loss from continued operations net of remuneration of additional Tier 1 capital instruments		7,675	6,045		4,014
Of which profit from discontinued operations net of non-controlling interest		0	0		280
Weighted average number of shares outstanding		5,988	6,424		6,668
Average treasury shares		(5)	(9)		(12)
Share buyback program	[4]	(28)	(225)		(255)
Adjusted number of shares basic earnings per share C		5,954	6,189		6,401
Adjusted number of shares diluted earnings per share D		€ 5,954	€ 6,189		€ 6,401
Basic earnings (loss) per share		€ 1.29	€ 0.98		€ 0.67
Basic earnings (loss) per share from continuing operations		1.29	0.98		0.63
Diluted earnings (loss) per share from continuing operations		1.29	0.98		0.63
Basic earnings (loss) per share from discontinued operations		0	0		0.04
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0		€ 0.04

[1]	(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
[4]
(3) For the calculation of earnings per share: (i) in 2023 the average number of shares takes into account the two redemptions made corresponding to the shares buyback programs announced in that year; (ii) in 2022 the average number of shares takes into account the two redemptions made corresponding to the shares buyback program announced in that 2021; and (iii) in the year 2021, the average number of shares takes into account 112 million shares acquired under the shares buyback program and the estimated number of shares pending to be acquired under the first tranche as of December 31, 2021 (see Note 4).